FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Debt Securities, Held-to-maturity [Table Text Block]

		March 31,	December
Asset	Level	2021	31, 2020
U.S. Treasury Securities Money Market Fund	1	$232,307,702	$232,301,973

	Asset	Level	Fair Value
December 31, 2020	U.S. Treasury Securities Money Market Fund	1	232,301,973

Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis

The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$13,685,000	$—	$—	$13,685,000
Private Placement Warrants	—	—	10,947,000	10,947,000
Total warrant liabilities	$13,685,000	$—	$10,947,000	$24,632,000

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$18,975,000	$—	$—	$18,975,000
Private Placement Warrants	—	—	14,685,000	14,685,000
Total warrant liabilities	$18,975,000	$0	$14,685,000	$33,660,000

Schedule of quantitative information regarding Level 3 fair value measurements inputs

				As of December 31,
	At issuance			2020
Exercise price	$11.50			$11.50
IPO price	$10.00			$10.00
Implied stock price range (or underlying asset price at December 31, 2020)	$9.35	-	$9.66	$10.12
Volatility	14%	-	23%	21%
Term	5.75			5.70
Risk-free rate	0.46%			0.46%
Dividend yield	0.0%			0.0%

Schedule of changes in fair value of warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Initial measurement on November 27, 2020	$9,879,000	$12,650,000	$22,529,000
Change in valuation inputs or other assumptions(1)	4,806,000	6,325,000	11,131,000
Fair value as of December 31, 2020	$14,685,000	$18,975,000	$33,660,000
(1)

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants, subsequent to initial measurement, the Company had transfers out of Level 3 totaling $6,325,000 during the period from November 27, 2020 through December 31, 2020.